Deferred Tax Assets and Liabilities (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Components of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities were as follows:
	March 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Net operating loss and credit carry forwards	$2,007	$3,080
Accrued expenses	153,807	126,361
Policy benefit and losses, claims and loss expenses payable, net	24,137	15,493
Unrealized losses	-	6,649
Other	454	-
Total deferred tax assets	$180,405	$151,583

Deferred tax liabilities:
Property, plant and equipment	$552,548	$519,409
Deferred policy acquisition costs	12,270	2,838
Unrealized gains	9,245	-
Other	-	328
Total deferred tax liabilities	574,063	522,575
Net deferred tax liability	$393,658	$370,992

The net operating loss and credit carry-forwards in the above table are primarily attributable to $14.7 million of state net operating losses that will begin to expire March 31, 2014 if not utilized.